Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	As a biopharmaceutical company focused on harnessing our proprietary technologies into creating novel cell-based immunotherapies for treatment of human cancers and degenerative diseases, we fully recognize the critical importance of establishing robust administrative and technical measures to safeguard our information management security systems and protect the confidentiality, integrity, and availability of data, in compliance with the necessary legislation and regulations in the jurisdictions in which we operate.

In order to ensure our adherence to the necessary legislation and regulations in the jurisdictions in which we operate, we have implemented protocols to protect against cybersecurity threats and prevent unauthorized access to sensitive data, and conduct regular assessment of the Company’s cybersecurity risks and vulnerabilities, by identifying potential threats, assessing the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure we are in full compliance with applicable cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation and control and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches.

Overall, we believe that we have established a robust framework to protect against cybersecurity threats, mitigate risks, preserve customer trust and reputation, and support the sustainable growth of our Company.

Our cybersecurity program is managed by our Chief Corporate Officer, Ms. TAN Yoong Ying, who is responsible for the implementation of any company-wide protocols and measures required for compliance with the necessary legislation and regulations, and reports to our board of directors and our Chairman.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have implemented protocols to protect against cybersecurity threats and prevent unauthorized access to sensitive data, and conduct regular assessment of the Company’s cybersecurity risks and vulnerabilities, by identifying potential threats, assessing the likelihood and potential impact of cyberattacks. We also conduct ongoing evaluation of the industry trends and regulatory environments to ensure we are in full compliance with applicable cybersecurity laws and regulations in all jurisdictions where we operate. We have set in place an efficient risk mitigation and control and incident response protocols to identify potential risks, detect, effectively respond to, and recover from cybersecurity breaches.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity program is managed by our Chief Corporate Officer, Ms. TAN Yoong Ying, who is responsible for the implementation of any company-wide protocols and measures required for compliance with the necessary legislation and regulations, and reports to our board of directors and our Chairman.